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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       June 30, 2001


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):       [   ]   is a restatement.
                                             [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         RT Capital Management, LLC
Address:      153 East 53rd Street, 48th Floor
              New York, New York  10022


Form 13F File Number:  28-6259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Rothschild
Title:   Managing Director
Phone:   (212) 508-7050

Signature, Place, and Date of Signing:

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
      /s/ David Rothschild                        New York, New York                      August 9, 2001
     --------------------------------             --------------------                    ---------------
             [Signature]                             [City, State]                            [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                     ----------
Form 13F Information Table Entry Total:                      12
                                                     ----------
Form 13F Information Table Value Total:                $55, 041
                                                     ----------
                                                     (thousands)




List of Other Included Managers:

None



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
                           TITLE OF                     VALUE     SHARES/  SH/   PUT   INVESTMENT  OTHER
NAME OF ISSUER              CLASS             CUSIP     * 1000    PRN AMT  PRN  /CALL  DISCRETION  MANAGERS      SOLE   SHARED  NONE
Comverse Technology Inc.  Common Par $0.10   205862402   5,710    100,000  SH                                  100,000
Manugistics Group Inc.    Common             565011103   5,572    222,000  SH                                  222,000
Mercury Interactive Corp. Common             589405109  14,975    250,000  SH                                  250,000
New Focus Inc.            Common             644383101   2,888    350,000  SH                                  350,000
Openwave Sys Inc.         Common             683718100  11,711    337,500  SH                                  337,500
Opus 360 Corp.            Common             68400F109       2     25,000  SH                                   25,000
Panja Inc.                Common             698493103     453    113,200  SH                                  113,200
Siebel Sys Inc.           Common             826170102   8,911    190,000  SH                                  190,000
Mercury Interactive Corp. SB NT CV144A-07    589405AA7   2,166  2,500,000  PRN                               2,500,000
Mercury Interactive Corp. SB NT CV 4.75% 07  589405AB5   2,599  3,000,000  PRN                               3,000,000
Opus 360 Corp.            Common             68400F109      32    321,344  SH                                  321,344
Eprise Corp.              Common             294352109      22     25,465  SH                                   25,465